OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Total capital expenditures	$ 477.7	$ 395.2
Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Total capital expenditures	13.7	12.4
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total capital expenditures	335.3	329.2
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total capital expenditures	$ 128.7	$ 53.6